Accounting Policies - IFRS 9 Financial Instruments (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure Of Significant Accounting Policies [Abstract]
Expected increase in bad debt provision of customer receivables	€ 200